Dividends Payable (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividends paid - aggregate	$ 31,682	$ 40,084	$ 31,871
Installment 3 - FY 2013
Dividends Payable, Date Declared	Nov. 08, 2013
Dividends per share	$ 0.05
Dividends paid - aggregate			7,220
Dividends Payable, Date to be Paid	Jan. 07, 2014
Dividends paid to common stockholders			6,836
Dividends Payable, Date of Record	Dec. 19, 2013
Installment 4 - FY 2013
Dividends Payable, Date Declared	Feb. 07, 2014
Dividends per share	$ 0.05
Dividends paid - aggregate			7,967
Dividends Payable, Date to be Paid	Apr. 08, 2014
Dividends paid to common stockholders			7,583
Dividends Payable, Date of Record	Mar. 19, 2014
Installment 1 - FY 2014
Dividends Payable, Date Declared	May 09, 2014
Dividends per share	$ 0.05
Dividends paid - aggregate			7,967
Dividends Payable, Date to be Paid	Jul. 03, 2014
Dividends paid to common stockholders			7,583
Dividends Payable, Date of Record	Jun. 17, 2014
Installment 2 - FY 2014
Dividends Payable, Date Declared	Aug. 11, 2014
Dividends per share	$ 0.05
Dividends paid - aggregate			7,967
Dividends Payable, Date to be Paid	Oct. 02, 2014
Dividends paid to common stockholders			$ 7,583
Dividends Payable, Date of Record	Sep. 17, 2014
Installment 3 - FY 2014
Dividends Payable, Date Declared	Oct. 31, 2014
Dividends per share	$ 0.05
Dividends paid - aggregate		7,967
Dividends Payable, Date to be Paid	Jan. 06, 2015
Dividends paid to common stockholders		7,583
Dividends Payable, Date of Record	Dec. 17, 2014
Installment 4 - FY 2014
Dividends Payable, Date Declared	Feb. 06, 2015
Dividends per share	$ 0.05
Dividends paid - aggregate		7,977
Dividends Payable, Date to be Paid	Apr. 02, 2015
Dividends paid to common stockholders		7,593
Dividends Payable, Date of Record	Mar. 18, 2015
Installment 1 - FY 2015
Dividends Payable, Date Declared	May 11, 2015
Dividends per share	$ 0.05
Dividends paid - aggregate		7,986
Dividends Payable, Date to be Paid	Jul. 02, 2015
Dividends paid to common stockholders		7,602
Dividends Payable, Date of Record	Jun. 18, 2015
Installment 2 - FY 2015
Dividends Payable, Date Declared	Aug. 13, 2015
Dividends per share	$ 0.05
Dividends paid - aggregate		7,922
Dividends Payable, Date to be Paid	Sep. 24, 2015
Dividends paid to common stockholders		7,538
Dividends Payable, Date of Record	Sep. 18, 2015
Installment 3 - FY 2015
Dividends Payable, Date Declared	Nov. 06, 2015
Dividends per share	$ 0.05
Dividends paid - aggregate		7,873
Dividends Payable, Date to be Paid	Dec. 23, 2015
Dividends paid to common stockholders		$ 7,489
Dividends Payable, Date of Record	Dec. 17, 2015
Installment 4 - FY 2015
Dividends Payable, Date Declared	Feb. 04, 2016
Dividends per share	$ 0.05
Dividends paid - aggregate	$ 7,928
Dividends Payable, Date to be Paid	Mar. 23, 2016
Dividends paid to common stockholders	$ 7,544
Dividends Payable, Date of Record	Mar. 17, 2016
Installment 1 - FY 2016
Dividends Payable, Date Declared	May 11, 2016
Dividends per share	$ 0.05
Dividends paid - aggregate	$ 7,923
Dividends Payable, Date to be Paid	Jun. 22, 2016
Dividends paid to common stockholders	$ 7,539
Dividends Payable, Date of Record	Jun. 17, 2016
Installment 2 - FY2016
Dividends Payable, Date Declared	Aug. 10, 2016
Dividends per share	$ 0.05
Dividends paid - aggregate	$ 7,918
Dividends Payable, Date to be Paid	Sep. 21, 2016
Dividends paid to common stockholders	$ 7,534
Dividends Payable, Date of Record	Sep. 14, 2016
Installment 3 - FY2016
Dividends Payable, Date Declared	Nov. 04, 2016
Dividends per share	$ 0.05
Dividends paid - aggregate	$ 7,913
Dividends Payable, Date to be Paid	Dec. 21, 2016
Dividends paid to common stockholders	$ 7,529
Dividends Payable, Date of Record	Dec. 14, 2016
Series C Preferred Stock
Preferred stock shares outstanding	1,000	1,000	1,000
Series D Preferred Stock
Preferred stock shares outstanding	0
Series B Preferred Stock
Preferred stock shares outstanding	0	540	540
Holders of the Series B and Series D Preferred Stock
Dividends paid to preferred stockholders		$ 359	$ 750
Preferred stock shares outstanding			540
Navios Holdings | Series C Preferred Stock | Installment 3 - FY 2013
Dividends paid to preferred stockholders			$ 384
Navios Holdings | Series C Preferred Stock | Installment 4 - FY 2013
Dividends paid to preferred stockholders			384
Navios Holdings | Series C Preferred Stock | Installment 1 - FY 2014
Dividends paid to preferred stockholders			384
Navios Holdings | Series C Preferred Stock | Installment 2 - FY 2014
Dividends paid to preferred stockholders			$ 384
Navios Holdings | Series C Preferred Stock | Installment 3 - FY 2014
Dividends paid to preferred stockholders		384
Navios Holdings | Series C Preferred Stock | Installment 4 - FY 2014
Dividends paid to preferred stockholders		384
Navios Holdings | Series C Preferred Stock | Installment 1 - FY 2015
Dividends paid to preferred stockholders		384
Navios Holdings | Series C Preferred Stock | Installment 2 - FY 2015
Dividends paid to preferred stockholders		384
Navios Holdings | Series C Preferred Stock | Installment 3 - FY 2015
Dividends paid to preferred stockholders		$ 384
Navios Holdings | Series C Preferred Stock | Installment 4 - FY 2015
Dividends paid to preferred stockholders	$ 384
Navios Holdings | Series C Preferred Stock | Installment 1 - FY 2016
Dividends paid to preferred stockholders	384
Navios Holdings | Series C Preferred Stock | Installment 2 - FY2016
Dividends paid to preferred stockholders	384
Navios Holdings | Series C Preferred Stock | Installment 3 - FY2016
Dividends paid to preferred stockholders	$ 384